Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 12,174	$ 18,525
Deferred R&D credits	4,433	5,053
Rebates and customer advances	1,241	1,242
Interest payable	2,640	4,006
Accrued duty, freight and related expenses	5,745	4,005
Royalties	1,072	2,471
Value added tax payables	953	1,751
Other accrued expenses and liabilities	8,985	8,336
Total accrued expenses and other current liabilities	$ 37,243	$ 45,389